The Gabelli Global Growth Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.6%
	INFORMATION TECHNOLOGY — 34.9%
5,400	Adobe Inc.†	$2,648,322
2,680	Adyen NV†	4,943,246
28,000	Anaplan Inc.†	1,752,240
39,640	Apple Inc.	4,590,708
9,670	ASML Holding NV	3,570,841
14,200	Atlassian Corp. plc, Cl. A†	2,581,418
8,900	Keyence Corp.	4,160,566
6,500	Lam Research Corp.	2,156,375
6,700	Mastercard Inc, Cl. A	2,265,739
41,300	Microsoft Corp.	8,686,629
9,600	NVIDIA Corp.	5,195,712
14,000	PayPal Holdings Inc.†	2,758,420
15,500	QUALCOMM Inc	1,824,040
7,000	ServiceNow Inc.†	3,395,000
2,000	Snowflake Inc., Cl. A†	502,000
25,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,067,285
5,400	Tokyo Electron Ltd.	1,410,775
17,000	Visa Inc., Cl. A	3,399,490

		57,908,806

	CONSUMER DISCRETIONARY — 20.9%
9,200	adidas AG†	2,971,085
34,155	Alibaba Group Holding Ltd., ADR†	10,040,887
2,460	Amazon.com Inc.†	7,745,876
2,000	Christian Dior SE	820,353
2,020	Kering SA	1,339,960
7,300	Lululemon Athletica Inc.†	2,404,401
4,400	LVMH Moet Hennessy Louis Vuitton SE	2,058,775
46,000	Puma SE†	4,135,201
11,400	The Home Depot Inc.	3,165,894

		34,682,432

	COMMUNICATION SERVICES — 15.6%
9,000	Activision Blizzard Inc	728,550
810	Alphabet Inc., Cl. A†	1,187,136
1,216	Alphabet Inc., Cl. C†	1,787,033
31,300	Facebook Inc., Cl. A†	8,197,470
9,000	Netflix Inc.†	4,500,270
6,900	Take-Two Interactive Software Inc.†	1,140,018
107,300	Tencent Holdings Ltd.	7,247,406
9,000	The Walt Disney Co.	1,116,720

		25,904,603

	HEALTH CARE — 9.8%
7,900	Danaher Corp.	1,701,107
19,200	Edwards Lifesciences Corp.†	1,532,544
18,800	Novo Nordisk A/S, ADR	1,305,284
16,500	PerkinElmer Inc.	2,070,915
11,850	Thermo Fisher Scientific Inc.	5,232,012
7,700	UnitedHealth Group Inc.	2,400,629

Shares		Market Value

12,600	Zoetis Inc.	$2,083,662

		16,326,153

	CONSUMER STAPLES — 7.0%
4,300	Costco Wholesale Corp.	1,526,500
244,000	Davide Campari-Milano NV	2,663,138
11,200	L’Oreal SA	3,644,827
21,900	Nestlé SA	2,606,364
7,756	Pernod Ricard SA	1,236,592

		11,677,421

	INDUSTRIALS — 4.3%
4,800	FANUC Corp.	921,195
49,600	IHS Markit Ltd.	3,894,096
4,000	Roper Technologies Inc.	1,580,440
1,300	SMC Corp.	725,188

		7,120,919

	REAL ESTATE — 2.5%
8,600	American Tower Corp., REIT	2,078,878
12,350	Crown Castle International Corp., REIT	2,056,275

		4,135,153

	UTILITIES — 1.4%
8,500	NextEra Energy Inc.	2,359,260

	FINANCIALS — 1.3%
34,000	Investor AB, Cl. B	2,220,872

	MATERIALS — 0.9%
2,140	The Sherwin-Williams Co.	1,491,024

	TOTAL COMMON STOCKS	163,826,643

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$ 2,305,000	U.S. Treasury Bills,
	0.080% to 0.110%††, 10/22/20 to 12/24/20	2,304,664

	TOTAL INVESTMENTS — 100.0% (Cost $98,751,300)	$166,131,307

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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The Gabelli Global Growth Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Geographic Diversification	%of Market Value	Market Value

United States	58.5%	$97,161,553
Europe	22.5	37,410,633
Asia/Pacific	13.2	21,936,996
Japan	4.3	7,217,724
Canada	1.5	2,404,401

	100.0%	$166,131,307

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